Average balance sheet and interest rates - Calculation of variances (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Average balance sheet and interest rates
Interest income - Change Due to Volume	$ 645	$ (375)
Interest income - Change Due to Rate	328	(4,394)
Total change in interest income	973	(4,769)
Interest expense - Change Due to Volume	446	(406)
Interest expense - Change Due to Rate	224	(4,525)
Total change in interest expense	670	(4,931)
Net interest income - Change Due to Volume	199	31
Net interest income - Change Due to Rate	104	131
Total change in net interest income	303	162
Australia
Average balance sheet and interest rates
Net interest income - Change Due to Volume	192	(112)
Net interest income - Change Due to Rate	(176)	115
Total change in net interest income	16	3
New Zealand
Average balance sheet and interest rates
Net interest income - Change Due to Volume	49	147
Net interest income - Change Due to Rate	193	(17)
Total change in net interest income	242	130
Other overseas
Average balance sheet and interest rates
Net interest income - Change Due to Volume	(42)	(4)
Net interest income - Change Due to Rate	87	33
Total change in net interest income	45	29
Repurchase agreements | Australia
Average balance sheet and interest rates
Interest expense - Change Due to Volume		87
Interest expense - Change Due to Rate	55	(106)
Total change in interest expense	55	(19)
Repurchase agreements | New Zealand
Average balance sheet and interest rates
Interest expense - Change Due to Volume	6	2
Interest expense - Change Due to Rate	31	(1)
Total change in interest expense	37	1
Repurchase agreements | Other overseas
Average balance sheet and interest rates
Interest expense - Change Due to Rate	2
Total change in interest expense	2
Deposits and other borrowings | Australia
Average balance sheet and interest rates
Interest expense - Change Due to Volume	122	270
Interest expense - Change Due to Rate	727	(2,615)
Total change in interest expense	849	(2,345)
Deposits and other borrowings | New Zealand
Average balance sheet and interest rates
Interest expense - Change Due to Volume	5	45
Interest expense - Change Due to Rate	342	(509)
Total change in interest expense	347	(464)
Deposits and other borrowings | Other overseas
Average balance sheet and interest rates
Interest expense - Change Due to Volume	26	(179)
Interest expense - Change Due to Rate	108	(198)
Total change in interest expense	134	(377)
Loan capital | Australia
Average balance sheet and interest rates
Interest expense - Change Due to Volume	136	176
Interest expense - Change Due to Rate	44	(85)
Total change in interest expense	180	91
Loan capital | New Zealand
Average balance sheet and interest rates
Interest expense - Change Due to Volume	5	(9)
Interest expense - Change Due to Rate	2
Total change in interest expense	7	(9)
Loan capital | Other overseas
Average balance sheet and interest rates
Interest expense - Change Due to Volume	(10)	(31)
Interest expense - Change Due to Rate		(2)
Total change in interest expense	(10)	(33)
Other interest bearing liabilities | Australia
Average balance sheet and interest rates
Interest expense - Change Due to Volume	127	(719)
Interest expense - Change Due to Rate	(1,055)	(832)
Total change in interest expense	(928)	(1,551)
Other interest bearing liabilities | New Zealand
Average balance sheet and interest rates
Interest expense - Change Due to Volume	30	(29)
Interest expense - Change Due to Rate	5	(163)
Total change in interest expense	35	(192)
Other interest bearing liabilities | Other overseas
Average balance sheet and interest rates
Interest expense - Change Due to Volume	(1)	(21)
Interest expense - Change Due to Rate	(37)	(24)
Total change in interest expense	(38)	(45)
Liabilities held for sale | Other overseas
Average balance sheet and interest rates
Interest expense - Change Due to Volume		2
Interest expense - Change Due to Rate		10
Total change in interest expense		12
Cash and balances with central banks and other financial assets | Australia
Average balance sheet and interest rates
Interest income - Change Due to Volume	2	71
Interest income - Change Due to Rate	432	(157)
Total change in interest income	434	(86)
Cash and balances with central banks and other financial assets | New Zealand
Average balance sheet and interest rates
Interest income - Change Due to Volume	9	10
Interest income - Change Due to Rate	125	(11)
Total change in interest income	134	(1)
Cash and balances with central banks and other financial assets | Other overseas
Average balance sheet and interest rates
Interest income - Change Due to Volume	26	(38)
Interest income - Change Due to Rate	111	(54)
Total change in interest income	137	(92)
Trading securities and financial assets measured at FVIS | Australia
Average balance sheet and interest rates
Interest income - Change Due to Volume	6	(34)
Interest income - Change Due to Rate	113	(67)
Total change in interest income	119	(101)
Trading securities and financial assets measured at FVIS | New Zealand
Average balance sheet and interest rates
Interest income - Change Due to Volume	(1)	(9)
Interest income - Change Due to Rate	49	(10)
Total change in interest income	48	(19)
Trading securities and financial assets measured at FVIS | Other overseas
Average balance sheet and interest rates
Interest income - Change Due to Volume	(13)	(28)
Interest income - Change Due to Rate	1	(19)
Total change in interest income	(12)	(47)
Investment securities | Australia
Average balance sheet and interest rates
Interest income - Change Due to Volume	(152)	202
Interest income - Change Due to Rate	33	(445)
Total change in interest income	(119)	(243)
Investment securities | New Zealand
Average balance sheet and interest rates
Interest income - Change Due to Volume	8	14
Interest income - Change Due to Rate	3	(36)
Total change in interest income	11	(22)
Investment securities | Other overseas
Average balance sheet and interest rates
Interest income - Change Due to Volume	(2)	(20)
Interest income - Change Due to Rate	4	(36)
Total change in interest income	2	(56)
Assets held for sale | Australia
Average balance sheet and interest rates
Interest income - Change Due to Volume	(22)	14
Interest income - Change Due to Rate		14
Total change in interest income	(22)	28
Assets held for sale | Other overseas
Average balance sheet and interest rates
Interest income - Change Due to Volume		62
Interest income - Change Due to Rate		38
Total change in interest income		100
Loans and other receivables | Australia
Average balance sheet and interest rates
Interest income - Change Due to Volume	743	(551)
Interest income - Change Due to Rate	(983)	(2,868)
Total change in interest income	(240)	(3,419)
Loans and other receivables | New Zealand
Average balance sheet and interest rates
Interest income - Change Due to Volume	79	141
Interest income - Change Due to Rate	396	(633)
Total change in interest income	475	(492)
Loans and other receivables | Other overseas
Average balance sheet and interest rates
Interest income - Change Due to Volume	(38)	(209)
Interest income - Change Due to Rate	44	(110)
Total change in interest income	$ 6	$ (319)